SHARE-BASED COMPENSATION EXPENSES (Details) (Share Options [Member], USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding	138,000
Number of shares, Exercised	138,000
Number of shares, Outstanding	0	138,000
Number of shares, Vested and expected to vest	0
Number of shares, Exercisable	0
Weighted average exercise price, Outstanding (in dollars per share)	$ 7.01
Weighted average exercise price, Exercised (in dollars per share)	$ 7.01
Weighted average exercise price, Outstanding (in dollars per share)	$ 0	$ 7.01
Weighted average exercise price, Vested and expected to vest (in dollars per share)	$ 0
Weighted average exercise price, Exercisable (in dollars per share)	$ 0
Weighted average remaining contractual life (years), Outstanding	0 years	8 months 23 days
Weighted average remaining contractual life (years), Exercised	0 years
Weighted average remaining contractual life (years), Vested and expected to vest	0 years
Weighted average remaining contractual life (years), Exercisable	0 years
Aggregate intrinsic value, Outstanding (in dollars)	$ 208,380
Aggregate intrinsic value, Exercised (in dollars)	663,330	1,860,782	2,640,820
Aggregate intrinsic value, Outstanding (in dollars)	0	208,380
Aggregate intrinsic value, Vested and expected to vest (in dollars)	0
Aggregate intrinsic value, Exercisable (in dollars)	$ 0